BALANCE SHEET COMPONENTS - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Accrued payroll and benefits	$ 2,540	$ 1,254
Dividends payable	1,415	0
Sales and income tax liabilities	$ 946	$ 1,095
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total
Operating lease liabilities	$ 396	$ 365
Other	1,706	991
Total	$ 7,003	$ 3,705